Subordinated Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Subordinated liabilities [abstract]
Subordinated liabilities

	Half year ended 30.06.22	Year ended 31.12.21
	£m	£m
Opening balance	32,185	32,005
Issuances	4,803	9,099
Redemptions	(4,221)	(7,241)
Other	(526)	(1,678)
Closing balance	32,241	32,185

Designated at fair value (Note 6)	580	483
Total subordinated liabilities	32,821	32,668